Stock-Based Compensation (Details) - Schedule of fair market value of all options issued Black-Scholes option pricing model - DIGERATI TECHNOLOGIES, INC [Member] - Black-Scholes option [Member]	12 Months Ended
Jul. 31, 2022
Stock-Based Compensation (Details) - Schedule of fair market value of all options issued Black-Scholes option pricing model [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of fair market value of all options issued Black-Scholes option pricing model [Line Items]
Expected stock price volatility	197.71%
Risk-free interest rate	0.22%
Expected term	2 years
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of fair market value of all options issued Black-Scholes option pricing model [Line Items]
Expected stock price volatility	198.82%
Risk-free interest rate	0.34%
Expected term	3 years